CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Feb. 28, 2023
Debt Disclosure [Abstract]
Convertible notes payable consisted of the following:

Convertible notes payable consisted of the following:

				Balance	Balance
		Interest	Conversion	February 28,	February 28,
Issued	Maturity	Rate	Rate per Share	2023	2022
July 18, 2016	July 18, 2017*	8%	$0.003(1)	$—	$3,500
August 9, 2022	August 9, 2023	12%	$0.009(2)	—	—
				$—	$3,500

(Less): current portion of convertible notes payable				—	(3,500)
(Less): discount on noncurrent convertible notes payable				—	—
Noncurrent convertible notes payable, net of discount				$—	$—

Current portion of convertible notes payable				$—	$3,500
(Less): discount on current portion of convertible notes payable				—	—
Current portion of convertible notes payable, net of discount				$—	$3,500

*	This note was in default as of February 28, 2022. Default interest rate 22%
(1)	The conversion price was not subject to adjustment from forward or reverse stock splits. Effective in August 2022 this note (and accrued interest) was no longer convertible.
(2)	Subject to adjustment for dilutive issuances